Stockholders’ Equity (Details) - Schedule of Stock Option Activities - Stock Options [Member] - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Activities [Line Items]
Number of Options, Balance	12,849	28,849	28,849
Weighted Average Exercise Price, Balance	$ 3.89	$ 7.28	$ 7.28
Weighted Average Remaining Contractual Term (Years). Balance	2 years 6 months 14 days	5 years 2 months 8 days	5 years 3 months 21 days	6 years 3 months 21 days
Aggregate Intrinsic Value, Balance	$ 42,870	$ 8,610	$ 20,130
Number of Options, Granted		2,000		16,000
Weighted Average Exercise Price, Granted		$ 0.005		$ 10
Weighted Average Remaining Contractual Term (Years), Granted
Aggregate Intrinsic Value, Granted
Number of Options, Balance			28,849	28,849
Weighted Average Exercise Price, Balance		$ 7.82	$ 7.28	$ 7.28
Weighted Average Remaining Contractual Term (Years), Balance	2 years 6 months 14 days	5 years 2 months 8 days	5 years 3 months 21 days	6 years 3 months 21 days
Aggregate Intrinsic Value, Balance		$ 3,980	$ 8,610	$ 20,130
Number of Options, Exercisable		26,850	28,849
Weighted Average Exercise Price, Exercisable		$ 7.82	$ 7.28
Weighted Average Remaining Contractual Term (Years), Exercisable		5 years 2 months 8 days	5 years 3 months 21 days
Aggregate Intrinsic Value, Exercisable		$ 3,980	$ 8,610